Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2016 yr $ / shares shares	Sep. 30, 2015 yr $ / shares	Jan. 30, 2015 yr $ / shares
Shares under option | shares	110,811
Weighted average exercise price	$ 22.52	$ 21.95	$ 20.31
Weighted average remaining life | yr	6.2	5.8	5.6
$16.50 - $20.63 Non-exercisable
Shares under option | shares	4,874
Weighted average exercise price	$ 18.99
Weighted average remaining life | yr	6.0
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$20.64 - $25.78 Non-exercisable
Shares under option | shares	28,276
Weighted average exercise price	$ 23.77
Weighted average remaining life | yr	9.1
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23 Non-exercisable
Shares under option | shares	9,612
Weighted average exercise price	$ 28.39
Weighted average remaining life | yr	7.8
Non-exercisable
Shares under option | shares	42,762
Weighted average exercise price	$ 24.27
Weighted average remaining life | yr	8.5
$16.50 - $20.63
Shares under option | shares	35,188
Weighted average exercise price	$ 18.49
Weighted average remaining life | yr	4.3
$20.64 - $25.78
Shares under option | shares	23,255
Weighted average exercise price	$ 22.78
Weighted average remaining life | yr	4.4
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23
Shares under option | shares	9,606
Weighted average exercise price	$ 28.91
Weighted average remaining life | yr	7.7
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
Exercisable
Shares under option | shares	68,049
Weighted average exercise price	$ 21.43
Weighted average remaining life | yr	4.8
$25.79 - $32.23 Non-exercisable
Minimum exercise price	$ 25.79
Maximum exercise price	32.23
$16.50 - $20.63
Minimum exercise price	16.50
Maximum exercise price	$ 20.63